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[VEDDER PRICE LETTERHEAD]
JAMES A. ARPAIA
312-609-7618

                                                March 4, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attention: Filing Desk

          Re:   Asset Management Fund, Inc.
                Registration Statement on Form N-1A
                File Nos. 2-78808 and 811-3541
                Post Effective Amendment No. 26 under
                  the Securities Act of 1933
                Post Effective Amendment No. 27 under
                  the Investment Company Act of 1940

Dear Sir or Madam:

        On behalf of Asset Management Fund, Inc. (the "Registrant"), this letter certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that
(i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the above captioned, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                        Very truly yours,



                                        /s/James A. Arpaia
                                        James A. Arpaia




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